Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Assets [Abstract]
Foreign Currency Forwards		$ 8,536,206	$ 6,817,417
Put Options	[1]	1,465,694	153,156
Interest Rate Swaps		0	92,737
TOTAL		$ 10,001,900	$ 7,063,310

[1]	The Entity subscribed options according to Communication “A” 7546 issued by the B.C.R.A. The notional amounts of put options are 142,183,107 and 4,685,000 as of December 31, 2023 and 2022, respectively.